Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and contingencies
10.	COMMITMENTS AND CONTINGENCIES

Commitments

The Company has entered into various operating lease agreements, which are generally for offices and facilities. In January 2020, the Company signed a one-year sublease agreement for their New York City office space where the landlord is a shareholder of the Company. In August 2020, the Company terminated this sublease as of September 2020. In addition, the Company no longer had to pay cash rent for the periods from April through September 2020. In connection with this agreement, the Company issued warrants to purchase 363 shares of its common stock, which are exercisable for a 10-year period. The initial strike price is $.01 per share. Leases for additional office spaces are maintained in California, and Taiwan. The lease agreements often include escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs or defined rent increases.

Rental expense related to all office leases for the three months ended March 31, 2021 and 2020, was $159 and $805, respectively. Rent expense is allocated between cost of hardware revenue, research and development, general and administrative, and sales and marketing, depending on headcount and the nature of the underlying lease.

Purchase Commitment

In January 2021, the Company entered into an arrangement with a supplier which requires future minimum purchases of inventory for an aggregate amount of $3,255 in scheduled installments starting in August 2021 through December 2022. Future minimum purchases are $434 in 2021 and $2,821 in 2022. As of March 31, 2021, the Company has made no purchases towards these commitments.

Litigation

The Company is and may become, from time to time, involved in legal actions in the ordinary course of business, including governmental and administrative investigations, inquiries and proceedings concerning employment, labor, environmental and other claims. Although management is unable to predict with certainty the eventual outcome of any legal action, management believes the ultimate liability arising from such actions, individually and in the aggregate, which existed at March 31, 2021, will not materially affect the Company’s consolidated results of operations, financial position or cash flow. Given the inherent unpredictability of these types of proceedings, however, it is possible that future adverse outcomes could have a material effect on our financial results.

10.	COMMITMENTS AND CONTINGENCIES

Commitments

The Company has entered into various operating lease agreements, which are generally for offices and facilities. In December 2018, the Company signed a sublease agreement for their primary office space in New York City, which expired in December 2019. In January 2020, the Company signed a new one-year sublease agreement for their New York City office space where the landlord is a shareholder of the Company. In August 2020, the Company terminated this sublease as of September 2020. In addition, the Company no longer had to pay cash rent for the periods from April through September 2020. In connection with this agreement, the Company issued warrants to purchase 363 shares of its common stock, which are exercisable for a 10-year period. The initial strike price is $.01 per share. Leases for additional office spaces are maintained in California, and Taiwan. The lease agreements often include escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs or defined rent increases.

The following table presents the future minimum lease payments under the non-cancelable operating leases as of December 31, 2020 as follows:

Year Ended December 31,	Minimum Lease Payments
2021	$359
2022	95
2023	—
2024	—
2025	—

Rental expense related to all office leases for the years ended December 31, 2020 and 2019, was $1,310 and $1,887, respectively. Rent expense is allocated between cost of hardware revenue, research and development, general and administrative, and sales and marketing, depending on headcount and the nature of the underlying lease.

Litigation

The Company also evaluates, on a quarterly and annual basis, developments in legal proceedings, investigations, claims, and other loss contingencies that could affect any required accrual or disclosure or estimate of reasonably possible loss or range of loss.

Management of the Company currently does not believe it is reasonably possible that the Company may have incurred a material loss, or a material loss in excess of recorded accruals, with respect to loss contingencies in the aggregate, for the fiscal year ended December 31, 2020.

The Company settled or resolved certain legal matters during the fiscal years ended December 31, 2020 and 2019 that did not individually or in the aggregate have a material impact on the Company’s business or its consolidated financial position, results of operations or cash flows.